Assets and liabilities held-for-sale (Tables)	12 Months Ended
Dec. 31, 2020
Assets and liabilities held-for-sale
Schedule of assets and liabilities held-for-sale
(a)	Assets of subsidiary classified as held‑for‑sale

2018
RMB’000
Property, plant and equipment	3,240
Inventories	116
Cash and cash equivalents	661
Other current assets	327
Total	4,344

(b)	Liabilities of subsidiary classified as held‑for‑sale

2018
RMB’000
Trade and other payables	1,583
Other current liabilities	406
Total	1,989